Note 19 - Share-based Compensation (Details) - 2012 Inscom Options H - Fair Value Assumptions (Options 2012 Plan H [Member])	0 Months Ended
Mar. 12, 2012
Option H1 [Member]
Note 19 - Share-based Compensation (Details) - 2012 Inscom Options H - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	1.43%
Expected life (years)	4 years 295 days
Expected volatility	60.32%
Option H2 [Member]
Note 19 - Share-based Compensation (Details) - 2012 Inscom Options H - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	1.60%
Expected life (years)	5 years 113 days
Expected volatility	64.83%
Option H3 [Member]
Note 19 - Share-based Compensation (Details) - 2012 Inscom Options H - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	1.43%
Expected life (years)	4 years 295 days
Expected volatility	60.32%